Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of components of lease cost
The components of lease cost were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Operating lease cost	35,197	26,494	24,437	3,494
Short-term lease cost	1,971	5,347	—	—

Total lease cost	37,168	31,841	24,437	3,494

Schedule of detailed Information about Leases

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	37,700	27,385	24,479	3,500
ROU assets obtained in exchange for operating lease liabilities	—	65,841	16,667	2,383

Schedule of total rental related expenses
Future lease payments under operating leases as of December 31, 2025 were as follows:

	Operating leases
	RMB	US$
Years ending December 31,
2026	17,761	2,540
2027	14,854	2,124
2028	3,528	504
2029	3,617	517
2030	3,391	485

Total future lease payments	43,151	6,170
Less: imputed interest	(1,931)	(276)

Total lease liability balance	41,220	5,894